Cover	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40688
Entity Registrant Name	Draganfly Inc.
Entity Central Index Key	0001786286
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	235 103rd St E.
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7N 1Y8
Title of 12(b) Security	Common Shares
Trading Symbol	DPRO
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Bankruptcy Proceedings, Reporting Current	true
Entity Common Stock, Shares Outstanding	5,427,795
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1173
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	235 103rd St E
Entity Address, City or Town	Saskatoon
Entity Address, State or Province	SK
Entity Address, Country	CA
Entity Address, Postal Zip Code	S7N 1Y8
City Area Code	800
Local Phone Number	979.9794
Contact Personnel Name	Paul Sun